UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

ITEM 1.      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim T. Rowe Price MidCap Growth Portfolio

Annual Report

December 31, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim T. Rowe Price MidCap Growth Portfolio

Performance

In 2008, the Portfolio underperformed its S&P benchmark, with both suffering a substantial loss. Broadly speaking, sector allocation was the leading negative factor, but stock selection followed close behind.

Consumer discretionary produced the greatest drag on relative returns, followed by utilities, financials, and consumer staples. The leading positive contributions came from health care and materials.

Market Environment

The S&P MidCap 400® Index ended the year with a significant loss, as investors responded to the financial crisis and a slowing real economy. Extraordinary government actions only brought a measure of stability to equity markets in the final weeks of the period. All benchmark sectors were negative. In a reversal of earlier trends, declining oil prices made energy the weakest performer overall. The defensive utilities sector saw the smallest decline. In the mid-cap universe, a defensive shift led value stocks to outperform their growth peers.

Portfolio Review

Consumer discretionary was the primary detractor, due to stock selection. Weak holdings were spread across a variety of industries, many of which are facing serious headwinds from declining consumer spending. Lamar Advertising, Expedia, Harman International, International Game Company, and WABCO Holdings all hurt relative returns.

An underweight to financials hurt performance as well, along with stock selection. One area of weakness was the insurance industry, which held up better than the rest of the sector. Here our holdings in Assurant and Principal Financial Group were primary detractors.

Our underweight position in the defensive utilities sector also detracted. Stock choices in consumer staples were another negative factor, most notably Whole Foods. We tend to underweight both sectors, as most companies do not meet our growth standards.

Stock selection in health care was the primary contributor to relative performance. Our focus on biotechnology paid dividends, as the industry led the sector by a substantial margin. Cephalon and Imclone Systems, which was acquired by Eli Lilly late in the period, were particularly beneficial. Elsewhere, Edwards Lifesciences and Valeant Pharmaceuticals provided a boost.

Our stock choices in materials helped as well, particularly our position in gold miner and producer Agnico-Eagle Mines. We also benefited from an underweight to the sector, which fell sharply on declining commodity prices.

Outlook

Hasty efforts to de-leverage in the second half of the year have had profoundly negative consequences for stocks. Hedge funds were at the forefront of this meltdown, just as they were in the inflation of the bubble. In recent months, hedge funds have liquidated vast amounts of equity, a move that hits our investment universe especially hard, as mid-cap growth stocks have been one of their favored hunting grounds. Panic selling can create opportunities, and we are seizing the opportunity to buy attractively valued companies. Though the length and severity of the current downturn are unclear, we remain confident that the majority of companies in our portfolio will emerge intact and in a stronger competitive position.

	MAXIM T. ROWE PRICE	S&P MIDCAP
	MIDCAP GROWTH	400
	BALANCE	BALANCE

	10,000.00	10,000.00
1999	12,460.00	11,472.10
2000	13,374.56	13,480.86
2001	13,224.77	13,399.98
2002	10,317.96	11,455.64
2003	14,219.19	15,535.96
2004	16,791.44	18,089.70
2005	19,165.75	20,368.93
2006	20,459.44	22,470.59
2007	23,908.90	24,263.52
2008	14,259.27	15,472.85

Maxim T. Rowe Price MidCap Growth Portfolio

Total Return –

One Year:	-40.36%
Five Year:	0.06%
Since inception:	3.61%

Portfolio Inception:	7/1/1997

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim T. Rowe Price MidCap Growth Portfolio, made at its inception, with the performance of the S&P MidCap 400® Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim T.Rowe Price MidCap Growth Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2008, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim T.Rowe Price MidCap Growth Portfolio of the Maxim Series Fund, Inc. as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 26, 2009

MAXIM SERIES FUND, INC.

Maxim T. Rowe Price MidCap Growth Portfolio

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

ASSETS:
Investments in securities, market value (1)	$283,074,031
Cash	15,196,863
Dividends receivable	71,927
Subscriptions receivable	371,784
Receivable for investments sold	526,903

Total assets	299,241,508

LIABILITIES:
Due to investment adviser	267,123
Redemptions payable	775,784
Payable for investments purchased	166,565

Total liabilities	1,209,472

NET ASSETS	$298,032,036

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,887,417
Additional paid-in capital	380,023,622
Net unrealized depreciation on investments	(75,031,488)
Accumulated net realized loss on investments	(9,847,515)

NET ASSETS	$298,032,036

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$10.32

SHARES OF CAPITAL STOCK:
Authorized	230,000,000
Outstanding	28,874,167

(1) Cost of investments in securities:	$358,103,133

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

INVESTMENT INCOME:
Interest	$272,912
Dividends	2,062,361
Foreign withholding tax	(22,209)

Total income	2,313,064

EXPENSES:
Audit fees	16,209
Bank and custodial fees	35,025
Investment administration	117,257
Management fees	3,923,891
Other expenses	58,552

Total expenses	4,150,934

Less amount reimbursed by investment adviser	30,848

Net expenses	4,120,086

NET INVESTMENT LOSS	(1,807,022)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	6,289,029
Change in net unrealized depreciation on investments	(184,289,091)

Net realized and unrealized loss on investments	(178,000,062)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(179,807,084)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	2008	2007

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(1,807,022)	$(896,366)
Net realized gain on investments	6,289,029	63,546,340
Change in net unrealized appreciation (depreciation) on investments	(184,289,091)	9,042,949

Net increase (decrease) in net assets resulting from operations	(179,807,084)	71,692,923

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income		(221,620)
From net realized gains	(27,474,912)	(49,832,542)

Total distributions	(27,474,912)	(50,054,162)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	167,025,091	177,194,059
Reinvestment of distributions	27,474,912	50,054,162
Redemptions of shares	(160,936,918)	(213,012,881)

Net increase in net assets resulting from share transactions	33,563,085	14,235,340

Total increase (decrease) in net assets	(173,718,911)	35,874,101

NET ASSETS:
Beginning of period	471,750,947	435,876,846

End of period	$298,032,036	$471,750,947

OTHER INFORMATION:

SHARES:
Sold	11,990,998	8,897,995
Issued in reinvestment of distributions	2,238,702	2,676,380
Redeemed	(10,438,073)	(10,763,571)

Net increase	3,791,627	810,804

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$18.81	$17.96	$18.28	$17.00	$16.06

Income from Investment Operations

Net investment income		0.01	0.03
Net realized and unrealized gain (loss)	(7.42)	2.99	1.19	2.39	2.85

Total Income (Loss) From Investment Operations	(7.42)	3.00	1.22	2.39	2.85

Less Distributions

From net investment income		(0.01)	(0.03)
From net realized gains	(1.07)	(2.14)	(1.51)	(1.11)	(1.91)

Total Distributions	(1.07)	(2.15)	(1.54)	(1.11)	(1.91)

Net Asset Value, End of Period	$10.32	$18.81	$17.96	$18.28	$17.00

Total Return ±	(40.36%)	16.86%	6.75%	14.14%	18.09%

Net Assets, End of Period ($000)	$298,032	$471,751	$435,877	$385,959	$327,397

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.06%	1.04%	1.06%	1.05%	1.05%
- After Reimbursement #	1.05%	1.04%	1.05%	1.05%	1.04%

Ratio of Net Investment Loss to Average Net Assets:
- Before Reimbursement	(0.47%)	(0.19%)	(0.02%)	(0.38%)	(0.61%)
- After Reimbursement #	(0.46%)	(0.19%)	(0.01%)	(0.38%)	(0.60%)

Portfolio Turnover Rate	41.09%	34.98%	42.08%	32.42%	41.48%

#	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim T. Rowe Price MidCap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company, New England Financial or Putnam Investments provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of December 31, 2008, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3		Total

Assets
Common Stock	$282,614,221	$390,108	$		$283,004,329
Other financial instruments*		69,702			69,702

Total	$282,614,221	$459,810		$—	$283,074,031

*Other financial instruments consist of warrants. Warrants are reported at their market value as of December 31, 2008.

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2008:

Description	Common Stock

Beginning Balance, January 1, 2008	$181,150
Total gain (or losses) (realized/unrealized)
Purchases, sales and corporate actions	(181,150)
Transfers into (out of) Level 3

Ending Balance, December 31, 2008	$0

Illiquid Securities

The Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at December 31, 2008 were $252,000, $459,810 and 0.15%, respectively.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. Accordingly, no provision for federal income or excise taxes has been made. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado jurisdictions. No federal income tax returns are currently under examination. The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2005 through December 31, 2008.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”) FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Furthermore, in September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “FSP”) was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, the Portfolio is evaluating the impact, if any, of FAS 161 on financial statements and related disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser is required by contract to pay any expenses which exceed an annual rate, including management fees, of 1.05% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $180,900 for the year ended December 31, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $157,154,512 and $157,694,606, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2008, the U.S. Federal income tax cost basis was $362,831,270. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $21,956,349 and gross depreciation of securities in which there was an excess of tax cost over value of $101,713,588 resulting in net depreciation of $79,757,239.

5.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2008 and 2007 were as follows:

	2008	2007

Distributions paid from:
Ordinary income	$1,354,217	$7,230,310
Long-term capital gain	26,120,695	42,823,852

	$27,474,912	$50,054,162

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$0
Undistributed capital gains	0

Net accumulated earnings	0

Net unrealized depreciation on investments	(79,757,240)
Net unrealized depreciation on foreign currency	(2,386)
Capital loss carryforwards	0
Post-October losses	(5,121,896)
Other temporary difference	2,519

Tax composition of capital	$(84,879,003)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the year ended December 31, 2008 the Portfolio reclassified permanent book and tax differences of $1,807,022 from paid-in capital to undistributed net investment loss. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio had current year post-October losses of $5,121,896.

6.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. No ordinary income distributions were declared for the year ended December 31, 2008, and therefore no dividend received deduction is available to the Portfolio’s corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE — 3.56%
49,400	Alliant Techsystems Inc *	4,236,544
3,900	Empresa Brasileira de Aeronautica SA ADR	63,219
6,300	Goodrich Corp	233,226
4,200	Precision Castparts Corp	249,816
135,300	Rockwell Collins Inc	5,288,877
		$10,071,682

AIR FREIGHT — 0.19%
4,800	CH Robinson Worldwide Inc	264,144
8,000	Expeditors International of Washington Inc	266,160
		$530,304

AIRLINES — 0.80%
4,200	SkyWest Inc	78,120
252,800	Southwest Airlines Co	2,179,136
		$2,257,256

AUTO PARTS & EQUIPMENT — 0.58%
5,800	Gentex Corp	51,214
100,300	WABCO Holdings Inc	1,583,737
		$1,634,951

BANKS — 0.02%
2,500	SVB Financial Group *	65,575
		$65,575

BIOTECHNOLOGY — 8.12%
38,800	Alexion Pharmaceuticals Inc *	1,404,172
70,000	Amylin Pharmaceuticals Inc *	759,500
2,000	Biogen Idec Inc *	95,260
76,500	Cephalon Inc *	5,893,560
3,600	Charles River Laboratories International Inc *	94,320
1,100	Covance Inc *	50,633
118,000	Human Genome Sciences Inc *	250,160
88,200	Illumina Inc *	2,297,610
3,800	Life Technologies Corp *	88,578
2,800	Martek Biosciences Corp	84,868
49,700	Millipore Corp *	2,560,544
23,500	Myriad Genetics Inc *	1,557,110
20,000	OSI Pharmaceuticals Inc *	781,000
115,000	Qiagen NV *	2,019,400
2,100	Techne Corp	135,492
84,300	Vertex Pharmaceuticals Inc *	2,561,034
64,400	Waters Corp *	2,360,260
		$22,993,501

BROADCAST/MEDIA — 1.93%
7,000	Ascent Media Corp *	152,880
140,000	Cablevision Systems Corp	2,357,600
1,500	Central European Media Enterprises Ltd *	32,580
5,300	CTC Media Inc *	25,440
81,000	Discovery Communications Inc Class A *	1,146,960
96,100	Discovery Communications Inc Class C *	1,286,779
3,800	DreamWorks Animation SKG Inc *	95,988
1,900	General Cable Corp *	33,611
5,600	Shaw Communications Inc	99,008
1,091,000	Sirius XM Radio Inc *	130,920
3,600	WPP PLC	106,524
		$5,468,290

CHEMICALS — 0.25%
1,800	Air Products & Chemicals Inc	90,486
2,600	Albemarle Corp	57,980
1,300	CF Industries Holdings Inc	63,908
6,700	Ecolab Inc	235,505
8,400	Intrepid Potash Inc *	174,468
2,000	Sigma-Aldrich Corp	84,480
		$706,827

COMMUNICATIONS - EQUIPMENT — 2.10%
4,400	F5 Networks Inc *	100,584
419,700	JDS Uniphase Corp *	1,531,905
233,700	Juniper Networks Inc *	4,092,087
13,400	SBA Communications Corp *	218,688
		$5,943,264

COMPUTER HARDWARE & SYSTEMS — 0.33%
3,800	Logitech International SA *	59,204
9,800	NetApp Inc *	136,906
6,500	QLogic Corp *	87,360
145,600	Seagate Technology	642,096
		$925,566

COMPUTER SOFTWARE & SERVICES — 6.97%
11,866	Activision Blizzard Inc *	102,522
6,000	Adobe Systems Inc *	127,740
2,700	ANSYS Inc *	75,303
97,300	Autodesk Inc *	1,911,945
500	Baidu.com Inc sponsored ADR *	65,285
4,000	BMC Software Inc *	107,640
4,300	Check Point Software Technologies Ltd *	81,657
4,100	Citrix Systems Inc *	96,637
8,800	Cognizant Technology Solutions Corp *	158,928
3,300	Digital River Inc *	81,840
7,700	Electronic Arts Inc *	123,508
231,300	Expedia Inc *	1,905,912
50,600	FactSet Research Systems Inc	2,238,544
7,900	Intuit Inc *	187,941
18,200	Jack Henry & Associates Inc	353,262
103,100	McAfee Inc *	3,564,167

86,000	MICROS Systems Inc *	1,403,520
7,100	Perot Systems Corp Class A *	97,057
178,400	Red Hat Inc *	2,358,448
56,800	Salesforce.com Inc *	1,818,168
3,000	SINA Corp *	69,450
5,800	Symantec Corp *	78,416
2,900	Synopsys Inc *	53,708
140,400	VeriSign Inc *	2,678,832
		$19,740,430

CONGLOMERATES — 0.50%
143,400	McDermott International Inc *	1,416,792
		$1,416,792

COSMETICS & PERSONAL CARE — 0.13%
14,900	Avon Products Inc	358,047
		$358,047

DISTRIBUTORS — 1.44%
44,800	Fastenal Co	1,561,280
50,000	LKQ Corp *	583,000
48,000	MSC Industrial Direct Co Inc Class A	1,767,840
2,200	WW Grainger Inc	173,448
		$4,085,568

ELECTRONIC INSTRUMENTS & EQUIPMENT — 8.20%
160,350	Ametek Inc	4,844,173
3,700	Amphenol Corp	88,726
5,400	Cogent Inc *	73,278
87,000	Dolby Laboratories Inc *	2,850,120
190,600	Flir Systems Inc *	5,847,608
11,500	GT Solar International Inc *	33,235
2,800	II-VI Inc *	53,452
35,000	Itron Inc *	2,230,900
5,800	Jabil Circuit Inc	39,150
900	Mettler-Toledo International Inc *	60,660
2,700	National Instruments Corp	65,772
135,800	Roper Industries Inc	5,895,078
32,200	SunPower Corp Class B *	980,168
6,700	Trimble Navigation Ltd *	144,787
		$23,207,107

ELECTRONICS - SEMICONDUCTOR — 6.04%
202,200	Altera Corp	3,378,762
8,000	Analog Devices Inc	152,160
13,700	Broadcom Corp Class A *	232,489
48,000	Cree Inc *	761,760
1,700	Cymer Inc *	37,247
4,400	Fairchild Semiconductor International Inc *	21,516
4,900	Integrated Device Technology Inc *	27,489
132,000	Intersil Holding Corp	1,213,080
1,800	KLA-Tencor Corp	39,222
1,700	Lam Research Corp *	36,176
6,100	Linear Technology Corp	134,932
302,000	Marvell Technology Group Ltd *	2,014,340
5,900	Maxim Integrated Products Inc	67,378
5,600	MEMC Electronic Materials Inc *	79,968

108,100	Microchip Technology Inc	2,111,193
7,200	National Semiconductor Corp	72,504
294,000	ON Semiconductor Corp *	999,600
210,000	PMC-Sierra Inc *	1,020,600
3,600	Silicon Laboratories Inc *	89,208
121,400	Teradyne Inc *	512,308
70,900	Varian Semiconductor Equipment Associates Inc *	1,284,708
157,400	Xilinx Inc	2,804,868
		$17,091,508

ENGINEERING & CONSTRUCTION — 1.31%
4,400	Fluor Corp	197,428
5,000	Foster Wheeler Ltd *	116,900
172,100	Quanta Services Inc *	3,407,580
		$3,721,908

FINANCIAL SERVICES — 2.94%
55,000	Ameriprise Financial Inc	1,284,800
1,000	BlackRock Inc	134,150
300	CME Group Inc	62,433
116,100	Eaton Vance Corp	2,439,261
3,600	Federated Investors Inc Class B	61,056
1,200	Franklin Resources Inc	76,536
75,400	Interactive Brokers Group Inc *	1,348,906
25,200	IntercontinentalExchange Inc *	2,077,488
4,800	Janus Capital Group Inc	38,544
5,800	Moody’s Corp	116,522
20,000	MSCI Inc *	355,200
5,200	Northern Trust Corp	271,128
3,200	SEI Investments Co	50,272
		$8,316,296

FOOD & BEVERAGES — 0.23%
4,375	Brown-Forman Corp	225,269
2,500	Hershey Co	86,850
2,900	JM Smucker Co	125,744
7,200	McCormick & Co Inc	229,392
		$667,255

GOLD, METALS & MINING — 3.16%
90,400	Agnico-Eagle Mines Ltd	4,640,232
4,000	Agnico-Eagle Mines Ltd (warrants) * ~	69,702
8,000	Agnico-Eagle Mines Ltd (when issued) * ~	390,108
5,500	Arch Coal Inc	89,595
4,400	Carpenter Technology Corp	90,376
4,100	Cliffs Natural Resources Inc	105,001
85,500	CONSOL Energy Inc	2,443,590
5,400	Foundation Coal Holdings Inc	75,708
2,700	Massey Energy Co	37,233
43,600	Peabody Energy Corp	991,900
		$8,933,445

HEALTH CARE RELATED — 2.39%
4,200	CIGNA Corp	70,770
2,950	Coventry Health Care Inc *	43,896
1,650	DaVita Inc *	81,790
5,800	Express Scripts Inc Class A *	318,884

59,400	Health Net Inc *	646,866
83,500	Henry Schein Inc *	3,063,615
51,700	Humana Inc *	1,927,376
2,800	Laboratory Corp of America Holdings *	180,348
3,600	Lincare Holdings Inc *	96,948
2,300	McKesson Corp	89,079
2,900	Patterson Cos Inc *	54,375
3,700	Quest Diagnostics Inc	192,067
		$6,766,014

HOMEBUILDING — 0.06%
1,600	Centex Corp	17,024
2,100	KB Home	28,602
2,500	Lennar Corp	21,675
2,800	Pulte Homes Inc	30,604
3,200	Toll Brothers Inc *	68,576
		$166,481

HOTELS/MOTELS — 2.08%
3,700	Choice Hotels International Inc	111,222
2,300	Ctrip.com International Ltd ADR	54,740
69,000	Gaylord Entertainment Co *	747,960
156,000	Marriott International Inc Class A	3,034,200
3,200	Starwood Hotels & Resorts Worldwide Inc	57,280
44,300	Wynn Resorts Ltd *	1,872,118
		$5,877,520

HOUSEHOLD GOODS — 0.05%
2,700	Clorox Co	150,012
		$150,012

INDEPENDENT POWER PRODUCER — 0.16%
234,000	Dynegy Inc Class A *	468,000
		$468,000

INSURANCE RELATED — 1.59%
2,500	Aon Corp	114,200
1,700	Arch Capital Group Ltd *	119,170
58,600	Assurant Inc	1,758,000
56,200	Axis Capital Holdings Ltd	1,636,544
3,500	HCC Insurance Holdings Inc	93,625
31,000	Principal Financial Group Inc	699,670
1,700	RenaissanceRe Holdings Ltd	87,652
		$4,508,861

INVESTMENT BANK/BROKERAGE FIRM — 1.05%
4,300	Lazard Ltd	127,882
3,200	optionsXpress Holdings Inc	42,752
73,000	Raymond James Financial Inc	1,250,490
109,000	TD Ameritrade Holding Corp *	1,553,250
		$2,974,374

LEISURE & ENTERTAINMENT — 0.10%
7,700	International Game Technology	91,553
4,900	Mattel Inc	78,400
1,800	Royal Caribbean Cruises Ltd	24,750
2,850	WMS Industries Inc *	76,665
		$271,368

MACHINERY — 3.37%
4,000	Cummins Inc	106,920
41,000	Danaher Corp	2,321,010
5,100	Donaldson Co Inc	171,615
1,600	Flowserve Corp	82,400
3,300	Graco Inc	78,309
49,200	Harsco Corp	1,361,856
125,300	IDEX Corp	3,025,995
43,640	ITT Corp	2,007,004
5,800	Joy Global	132,762
2,800	PACCAR Inc	80,080
2,600	Pall Corp	73,918
2,500	Terex Corp *	43,300
1,100	Valmont Industries Inc	67,496
		$9,552,665

MEDICAL PRODUCTS — 3.77%
3,500	American Medical Systems Holdings Inc *	31,465
2,700	ArthroCare Corp *	12,879
1,300	Becton Dickinson & Co	88,907
36,900	CR Bard Inc	3,109,194
84,200	Dentsply International Inc	2,377,808
55,900	Edwards Lifesciences Corp *	3,071,705
23,600	Gen-Probe Inc *	1,011,024
4,400	Hologic Inc *	57,508
3,800	IDEXX Laboratories Inc *	137,104
1,100	Intuitive Surgical Inc *	139,689
3,400	Masimo Corp *	101,422
2,300	ResMed Inc *	86,204
8,300	St Jude Medical Inc *	273,568
3,100	Varian Medical Systems Inc *	108,624
1,900	Zimmer Holdings Inc *	76,798
		$10,683,899

OFFICE EQUIPMENT & SUPPLIES — 0.03%
5,300	American Reprographics Co *	36,570
2,150	Zebra Technologies Corp Class A *	43,559
		$80,129

OIL & GAS — 6.98%
2,000	Baker Hughes Inc	64,140
2,800	Bill Barrett Corp *	59,164
197,800	BJ Services Co	2,308,326
4,600	Cabot Oil & Gas Corp Class A	119,600
42,400	Cameron International Corp *	869,200
109,000	CNX Gas Corp *	2,975,700
3,000	Complete Production Services Inc *	24,450
6,800	Concho Resources Inc *	155,176
2,500	Core Laboratories NV	149,650
2,100	Diamond Offshore Drilling Inc	123,774
41,000	EOG Resources	2,729,780
81,000	FMC Technologies Inc *	1,930,230
6,500	Forest Oil Corp *	107,185
4,200	Mariner Energy Inc *	42,840

52,800	Murphy Oil Corp	2,341,680
8,500	Nabors Industries Ltd *	101,745
6,300	Newfield Exploration Co *	124,425
3,200	SandRidge Energy Inc *	19,680
145,100	Smith International Inc	3,321,339
2,000	Sunoco Inc	86,920
20,500	TETRA Technologies Inc *	99,630
83,000	Trican Well Service Ltd *	535,180
4,700	Ultra Petroleum Corp *	162,197
6,900	Williams Cos Inc	99,912
34,000	XTO Energy Inc	1,199,180
		$19,751,103

PHARMACEUTICALS — 2.97%
40,302	Allergan Inc	1,624,977
64,400	BioMarin Pharmaceutical Inc *	1,146,320
195,500	Elan Corp PLC sponsored ADR *	1,173,000
39,000	Medarex Inc *	217,620
51,000	Theravance Inc *	631,890
102,000	Valeant Pharmaceuticals International *	2,335,800
88,100	Warner Chilcott Ltd *	1,277,450
		$8,407,057

POLLUTION CONTROL — 0.24%
76,000	EnergySolutions Inc	429,400
4,400	Republic Services Inc	109,076
2,500	Stericycle Inc *	130,200
		$668,676

PRINTING & PUBLISHING — 0.07%
6,800	McGraw-Hill Cos Inc	157,692
2,500	VistaPrint Ltd *	46,525
		$204,217

REAL ESTATE — 0.21%
24,000	St Joe Co *	583,680
		$583,680

RESTAURANTS — 2.20%
53,000	Chipotle Mexican Grill Inc *	3,036,370
15,700	Panera Bread Co Class A *	820,168
8,300	Starbucks Corp *	78,518
66,700	Tim Hortons Inc	1,923,628
11,600	Yum! Brands Inc	365,400
		$6,224,084

RETAIL — 6.95%
2,400	Advance Auto Parts Inc	80,760
76,000	Amazon.com Inc *	3,897,280
2,400	AnnTaylor Stores Corp *	13,848
129,200	Bed Bath & Beyond Inc *	3,284,264
21,000	Best Buy Co Inc	590,310
109,000	CarMax Inc *	858,920
3,000	Dicks Sporting Goods Inc *	42,330
3,700	Family Dollar Stores Inc	96,459
68,000	J Crew Group Inc *	829,600

1,950	Men’s Wearhouse Inc	26,403
85,000	O’Reilly Automotive Inc *	2,612,900
152,800	Petsmart Inc	2,819,160
11,300	Priceline.Com Inc *	832,245
5,500	Ross Stores Inc	163,515
2,200	Sherwin-Williams Co	131,450
36,200	Shoppers Drug Mart Corp	1,409,000
6,300	Staples Inc	112,896
5,700	Tiffany & Co	134,691
12,000	TJX Cos Inc	246,840
1,600	Tractor Supply Co *	57,824
2,900	Urban Outfitters Inc *	43,442
143,000	Whole Foods Market Inc	1,349,920
5,400	Williams-Sonoma Inc	42,444
		$19,676,501

SPECIALIZED SERVICES — 12.04%
3,692	Apollo Group Inc *	282,881
132,900	Clear Channel Outdoor Holdings Inc *	817,335
2,500	Copart Inc *	67,975
3,300	Corporate Executive Board Co	72,798
3,200	DeVry Inc	183,712
82,000	DST Systems Inc *	3,114,360
2,300	Dun & Bradstreet Corp	177,560
3,300	Equifax Inc	87,516
1,600	Fidelity National Information Services Inc	26,032
83,200	Fiserv Inc *	3,025,984
115,300	Global Payments Inc	3,780,687
41,000	IHS Inc *	1,534,220
125,050	Iron Mountain Inc *	3,092,487
2,100	ITT Educational Services Inc *	199,458
137,900	Lamar Advertising Co *	1,732,024
59,300	Manpower Inc	2,015,607
5,500	Monster Worldwide Inc *	66,495
4,100	NeuStar Inc *	78,433
1,500	New Oriental Education & Technology Group Inc sponsored ADR *	82,365
3,400	Omnicom Group Inc	91,528
9,700	Paychex Inc	254,916
11,100	Ritchie Bros Auctioneers Inc	237,762
154,500	Robert Half International Inc	3,216,690
246,000	SAIC Inc *	4,792,080
69,000	UTI Worldwide Inc	989,460
284,100	Western Union Co	4,073,994
		$34,094,359

TELEPHONE & TELECOMMUNICATIONS — 4.45%
135,000	Amdocs Ltd *	2,469,150
122,300	American Tower Corp *	3,585,836
124,000	Crown Castle International Corp *	2,179,920
83,300	Leap Wireless International Inc *	2,239,937
102,100	MetroPCS Communications Inc *	1,516,185
4,600	NII Holdings Inc *	83,628
17,000	Rogers Communications Inc Class B	511,360
		$12,586,016

TEXTILES — 0.05%
6,700	Coach Inc *	139,159
		$139,159

TOBACCO — 0.07%
3,400	Lorillard Inc	191,590
		$191,590

TRANSPORTATION — 0.08%
5,800	Landstar System Inc	222,894
		$222,894

UTILITIES — 0.24%
5,000	First Solar Inc *	689,800
		$689,800

TOTAL COMMON STOCK — 100.00% (Cost $358,103,133)		$283,074,031

TOTAL MAXIM T. ROWE PRICE MID-CAP GROWTH PORTFOLIO — 100% (Cost $358,103,133)		$283,074,031

Legend

*	Non-income Producing Security

ADR	American Depository Receipt

~	Illiquid Security

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim T. Rowe Price MidCap Growth Portfolio
December 31, 2008
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	23,997,570	8.48%
Consumer Products & Services	73,318,736	25.90%
Financial Services	16,448,786	5.81%
Health Care Related	48,850,471	17.25%
Industrial Products & Services	14,934,422	5.27%
Natural Resources	29,152,548	10.30%
Technology	71,036,293	25.10%
Transportation	4,645,405	1.65%
Utilities	689,800	0.24%
	$283,074,031	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim T. Rowe MidCap Growth Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2008 to December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2008)	(12/31/2008)	(6/30/08-12/31/08)

Actual	$ 1,000.00	$ 638.81	$ 4.33

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,019.86	$ 5.33

*Expenses are equal to the Portfolio's annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT DIRECTORS*
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Gail Klapper (65)	Director	December 14, 2007 to present	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	33	Director, Centennial Bank Holdings, LLC
Richard P. Koeppe (77)	Director	April 30, 1987 to present	Retired Educator	33
Sanford Zisman (69)	Director	March 19, 1982 to present	Attorney, Firm of Zisman,& Ingraham, P.C.	33
INTERESTED DIRECTORS AND OFFICERS*
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Mitchell T.G. Graye (53)	Director, Chairman and President	June 1, 2000 to present (as Director) and June 19, 2008 to present (as Chairman and President)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, and The Crown Life Insurance Company; Executive Vice President and Chief Financial Officer, GWL&A Financial Inc.; President, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II, and GWL Properties, Inc.	33	Director, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II

Charles P. Nelson (48)	Director	September 22, 2008 to present	President, Great-West Retirement Services, a unit of Great-West Life & Annuity Insurance Company; Senior Vice President, Retirement Services, First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., FASCore, LLC, National Plan Coordinators of Delaware, Inc., and GW Investor Services, LLC; Chairman, President and Chief Executive Officer, BenefitsCorp, Inc., and GWFS Equities, Inc.; Director, GW Capital Management, LLC.	33
Mary C. Maiers (41)	Treasurer	December 4, 2008 to present

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company; Assistant Vice President, Investment Operations, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Treasurer, GW Capital Management, LLC.

Beverly A. Byrne (53)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, GWL&A Financial Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Chief Legal Officer, Financial Services and Securities Compliance, U.S. Operations, The Great-West Life Assurance Company, and The Canada Life Assurance Company; Vice President, Counsel and Associate Secretary, U.S. Operations, Crown Life Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC, and GWFS Equities, Inc.; Secretary and Compliance Officer, BenefitsCorp, Inc., EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and GW Investor Services, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Secretary, GW Capital Management, LLC, and Orchard Capital Management, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.

* A Director who is not an “interested person” of the Fund (as defined in the 1940 Act) is referred to as an “Independent Director.” An “Interested Director” refers to a Director or officer who is an “interested person” of the Fund by virtue of their affiliation with either the Fund or MCM.

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors
R.P. Koeppe	$60,300	0	0	$60,300
S. Zisman	$64,000	0	0	$64,000
G. Klapper	$56,600	0	0	$56,600

** As of December 31, 2008, there were 33 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $296,425 for fiscal year 2007 and $315,080 for fiscal year 2008.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $37,500 for fiscal year 2007 and $37,500 for fiscal year 2008. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $128,905 for fiscal year 2007 and $138,345 for fiscal year 2008. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services;

_________________________

1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity

_________________________

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2007 equaled $640,700, and for fiscal year 2008 equaled $3,004,438.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

 (3) Certification as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 26, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer

Date:	February 26, 2009